Capital Stock	6 Months Ended
Mar. 31, 2026
Capital Stock [Abstract]
Capital Stock

9. Capital Stock

Common shares

During the year ended September 30, 2025, the Company completed a unit offering private placement and issued 281,250 ordinary shares and warrants to purchase 843,750 ordinary shares at a combined purchase price of $6.40 per share and accompanying warrants for gross proceeds of $1.8 million. The warrants are immediately exercisable at an exercise price of $7.68 per share, and expire one year after the issuance date.

During the year ended September 30, 2025, the Company completed a private placement and issued 316,780 ordinary shares at a purchase price of $11.68 per share for gross proceeds of $3.7 million.

During the year ended September 30, 2025, the Company issued 44,687 common shares to its directors, executives and employees and other third party for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $524,280 related to the vested common shares was recognized in the year ended September 30, 2025.

During the six months ended March 31, 2026, the Company issued 34,375 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $246,400 related to the vested common shares was recognized in the six months ended March 31, 2026.

On February 17, 2026, the Company completed a reverse stock split at a ratio of 1-for-16. The authorized number of Ordinary Shares reduced from 970,000,000 shares to 60,625,000 shares, the authorized but unissued number of Preferred Shares reduced from 10,000,000 shares to 625,000 shares. The par value per share of Ordinary Shares and Preferred Shares increased from US$0.0016 to US$0.0256 per share.

Warrants

A continuity schedule of outstanding warrants at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
		US$
Balance, September 30, 2024	122,668	102.08
Granted	859,589	7.75
Exercised	-	-
Balance, September 30, 2025	982,257	19.53
Forfeited	(97,668)	120
Balance, March 31, 2026	884,589	8.44

A summary of warrants outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
March 29, 2021	97,668	120	0.49
January 8, 2024	25,000	32	3.27
May 27, 2025	843,750	7.68	0.65
August 26, 2025	15,839	11.68	4.9

A summary of warrants outstanding and exercisable at March 31, 2026:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
January 8, 2024	25,000	32.00	2.77
May 27, 2025	843,750	7.68	0.15
August 26, 2025	15,839	11.68	4.40

Stock options

At March 31, 2026, the Company had one stock option plan, the 2019 Equity Incentive Plan (the “2019 Plan”).

During the six months ended March 31, 2026, the Company granted 160,938 stock options grant. During the year ended September 30, 2025, the Company granted 64,375 stock options, vesting in one-year or a three-year period, to certain officers and directors of the Company.

A continuity schedule of outstanding stock options at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2024	92,813	31.14
Granted	64,375	8.59
Balance, September 30, 2025	157,188	21.91
Granted	160,938	7.17
Balance, March 31, 2026	318,125	14.45

A continuity schedule of outstanding unvested stock options at September 30, 2025 and March 31, 2026, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2024	17,344	17.60
Granted	64,375	7.68
Vested	(72,578)	10.88
Forfeited	-	-
Balance, September 30, 2025	9,141	9.70
Granted	160,938	7.17
Vested	(153,438)	7.24
Forfeited	-	-
Balance, March 31, 2026	16,641	7.92

At September 30, 2025, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. At September 30, 2025, the unrecognized compensation cost related to unvested stock options was $78,260 expected to be recognized over 0.25 to 3 years.

At March 31, 2026, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. At March 31, 2026, the unrecognized compensation cost related to unvested stock options was $118,151 expected to be recognized over 0.25 to 2.4 years.

A summary of stock options outstanding and exercisable at September 30, 2025:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	22,813	65.60	6.08
December 30, 2022	5,625	35.36	7.25
October 19, 2023	63,359	18.56	8.08
August 6, 2025	56,250	8.59	9.83

A summary of stock options outstanding and exercisable at March 31, 2026:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	22,813	65.60	5.58
December 30, 2022	5,625	35.36	6.75
October 19, 2023	63,828	18.56	7.58
August 6, 2025	60,000	8.59	9.33
October 14, 2025	149,219	7.17	9.54

Share-based awards

(a)	During the year ended September 30, 2024, the Company granted 9,375 share-based awards with a fair value of $13.44 per share, determined using the share price at the date of grant of July 10, 2024, to a consultant of the Company. These share-based awards vest according to the percentage of the consulting services rendered to the Company. As of September 30, 2024, 4,688 shares have already been issued to the consultant.

(b)	During the year ended September 30, 2025, the Company granted an aggregate of 27,500 share-based awards with a fair value of $8.64 per share, determined using the share price at the date of grant of August 6, 2025, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the year ended September 30, 2025, all of the 27,500 shares have already been issued to these officers.

(c)	During the year ended September 30, 2025, the Company granted an aggregate of 12,500 performance-based share (the “Performance Shares”) to Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The Performance Shares are subject to a one-year vesting provision whereby the total Performance Shares become exercisable at the end of September 30, 2024 if the Company’s sales increase achieved a targeted percentage determined by the Company. Since the Company has met the sales increase target for the year ended September 30, 2024, the share-based compensation expense in relation to the Performance Shares have been recognized during the year ended September 30, 2025.

(d)	During the year ended September 30, 2025, the remaining 4,688 shares from note (a) above were issued to the consultant.

(e)	During the six months ended March 31, 2026, the Company granted an aggregate of 68,750 share-based awards with a fair value of $7.17 per share, determined using the share price at the date of grant of October 14, 2025, to certain officers of the Company. These share-based awards vest in 4 equal instalments over each of the quarter end of the fiscal year. During the six months ended March 31, 2026, 34,375 shares have been issued to these officers.